EARNINGS PER SHARE (Schedule of Computation of Basic and Diluted Net Earnings Per Common Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income attributable to ordinary shares - basic	$ 38,706	$ 10,225	$ 12,893
Net income - diluted	$ 38,706	$ 10,225	$ 12,893
Denominator:
Number of ordinary shares outstanding during the year	34,397,134	26,687,145	25,965,357
Weighted average effect of dilutive securities:
Employee options and restricted share units	3,432,591	2,110,602	392,228
Diluted number of ordinary shares outstanding	37,829,725	28,797,747	26,357,585
Basic net earnings per ordinary share	$ 1.13	$ 0.38	$ 0.50
Diluted net earnings per ordinary share	$ 1.02	$ 0.36	$ 0.49
Potential ordinary shares equivalents excluded because their effect would have been anti-dilutive	1,035,307	3,178,024	4,087,559